Subsequent Events (Dividends - Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, dividends					$ 6	$ 6	$ 7	$ 6	$ 7	$ 6	$ 7	$ 6	$ 7	$ 6	$ 7	$ 6	$ 25	$ 26	$ 26
Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, dividends					43	0	0	0	0	0	0	0	0	0	0	0	43	0	0
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, dividends					$ 0	$ 0	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 48	$ 96	$ 96
Subsequent Event
Subsequent Event [Line Items]
Estimated aggregate dividend payment	$ 441	$ 441	$ 441	$ 413
Subsequent Event | Dividends Declared [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, dividend rate	$ 0.253	$ 0.256	$ 0.256	$ 0.253
Preferred stock, dividends	$ 6	$ 6	$ 7	$ 6
Subsequent Event | Dividends Declared [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, dividend rate	$ 26.250		$ 26.250
Preferred stock, dividends	$ 39		$ 39
Subsequent Event | Dividends Declared [Member] | Common stock
Subsequent Event [Line Items]
Approved annual dividend, amount per share	$ 0.400	$ 0.400	$ 0.400	$ 0.375